Average Annual Total Returns{- Fidelity Flex Small Cap Index Fund} - 04.30 Fidelity Flex Mid Cap Index Fund & Fidelity Flex Small Cap Index Fund combo PRO-09 - Fidelity Flex Small Cap Index Fund	Fidelity Flex Small Cap Index Fund Return Before Taxes Past 1 year	Fidelity Flex Small Cap Index Fund Return Before Taxes Since Inception		Fidelity Flex Small Cap Index Fund After Taxes on Distributions Past 1 year	Fidelity Flex Small Cap Index Fund After Taxes on Distributions Since Inception		Fidelity Flex Small Cap Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Small Cap Index Fund After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Since Inception
Total	14.86%	12.48%	[1]	14.09%	11.83%	[1]	9.28%	9.75%	[1]	14.82%	12.41%	[1]

[1]	(a)From March 9, 2017